Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Office equipment	Furniture and fittings	Office renovation	Computer & software	Renovation in progress	Total
	RM	RM	RM	RM	RM	RM

Cost

At January 1, 2022	29,869	146,711	102,550	142,198	-	421,328
Subsidiaries acquired	157,518	218,109	1,221,412	71,912	-	1,668,951
Disposal	(2,302)	-	-	(86,460)	-	(88,762)
Written off	-	(104,017)	-	-	-	(104,017)
At December 31, 2022	185,085	260,803	1,323,962	127,650	-	1,897,500
Additions	122,994	100,698	818,044	207,862	713,259	1,962,857
Written off	(3,470)	-	-	(7,097)	-	(10,567)
Currency realignment	-	4	1,919	-	-	1,923
At December 31, 2023	304,609	361,505	2,143,925	328,415	713,259	3,851,713

Accumulated depreciation:
At January 1, 2022	20,145	143,851	48,909	55,891	-	268,796
Charges	17,944	31,613	135,552	44,459	-	229,568
Disposal	(2,300)	-	-	(46,137)	-	(48,437)
Written off	-	(104,006)	-	-	-	(104,006)
At December 31, 2022	35,789	71,458	184,461	54,213	-	345,921
Charges	26,584	66,251	185,418	39,855	-	318,108
Written off	(3,470)	-	-	(7,097)	-	(10,567)
Currency realignment	-	8	120	-	-	128
At December 31, 2023	58,903	137,717	369,999	86,971	-	653,590

Carrying amount:
At December 31, 2022	149,296	189,345	1,139,501	73,437	-	1,551,579
At December 31, 2023	245,706	223,788	1,773,926	241,444	713,259	3,198,123
At December 31, 2023 (USD)	53,539	48,763	386,535	52,610	155,418	696,865